UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2786

                           Scudder High Income Series
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder High Income Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------

                                                                                Principal
                                                                               Amount ($)(c)         Value ($)
                                                                           -----------------------------------


Corporate Bonds 77.4%
Consumer Discretionary 18.6%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012 (d)                   4,295,000               4,176,888
Adesa, Inc., 7.625%, 6/15/2012                                              2,102,000               2,133,530
AMC Entertainment, Inc., 8.0%, 3/1/2014 (d)                                10,205,000               9,056,937
AutoNation, Inc., 9.0%, 8/1/2008                                            3,505,000               3,829,213
Aztar Corp., 7.875%, 6/15/2014 (d)                                          9,780,000              10,342,350
Bally Total Fitness Holdings Corp., 10.5%, 7/15/2011 (d)                    2,400,000               2,397,000
Cablevision Systems New York Group, Series B, 7.89%**, 4/1/2009 (d)         3,420,000               3,428,550
Caesars Entertainment, Inc.:
8.875%, 9/15/2008                                                           3,265,000               3,644,556
9.375%, 2/15/2007                                                           2,350,000               2,526,250
Charter Communications Holdings LLC:
Step-up Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011                        6,805,000               4,508,313
9.625%, 11/15/2009 (d)                                                     11,155,000               8,338,362
10.25%, 9/15/2010 (d)                                                      20,905,000              21,140,181
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (d)                    7,579,000               5,987,410
CSC Holdings, Inc.:
7.25%, 7/15/2008                                                            2,390,000               2,395,975
7.875%, 12/15/2007 (d)                                                     10,050,000              10,376,625
Dex Media East LLC/Financial, 12.125%, 11/15/2012 (d)                      26,840,000              32,140,900
Dura Operating Corp.:
Series B, 8.625%, 4/15/2012 (d)                                             3,692,000               3,322,800
Series B, 9.0%, 5/1/2009                                            EUR     1,129,000                 942,719
EchoStar DBS Corp., 6.625%, 10/1/2014 (d)                                   1,830,000               1,807,125
Foot Locker, Inc., 8.5%, 1/15/2022                                          5,183,000               5,688,343
Ford Motor Co., 7.45%, 7/16/2031                                            1,040,000                 868,209
General Motors Corp., 8.25%, 7/15/2023 (d)                                    363,000                 300,383
Gregg Appliances, Inc., 144A, 9.0%, 2/1/2013                                3,660,000               3,431,250
Imperial Home Decor Group, Inc., Series B, 11.0%, 3/15/2008 *              12,740,000                       0
Interep National Radio Sales, Inc., Series B, 10.0%, 7/1/2008 (d)           5,400,000               4,488,750
ITT Corp., 7.375%, 11/15/2015                                               5,450,000               6,063,125
Jacobs Entertainment, Inc.:
11.875%, 2/1/2009                                                          13,548,000              14,614,905
144A, 11.875%, 2/1/2009                                                     5,090,000               5,490,837
Levi Strauss & Co., 7.73%**, 4/1/2012 (d)                                   3,110,000               2,938,950
Liberty Media Corp.:
7.875%, 7/15/2009                                                             270,000                 288,137
8.5%, 7/15/2029                                                               270,000                 272,786
Mediacom LLC, 9.5%, 1/15/2013 (d)                                           8,035,000               8,014,913
MGM MIRAGE:
8.375%, 2/1/2011 (d)                                                       12,745,000              13,892,050
9.75%, 6/1/2007                                                             4,245,000               4,600,519
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                           2,780,000               3,016,300
NCL Corp., 144A, 11.625%, 7/15/2014                                         6,841,000               7,200,153
Norcraft Holdings/Capital, Step-up Coupon,
0% to 9/1/2008, 9.75% to 9/1/2012                                           9,925,000               6,848,250
Paxson Communications Corp.:
Step-up Coupon, 0% to 1/15/2006, 12.25% to 1/15/2009 (d)                    3,050,000               2,851,750
10.75%, 7/15/2008 (d)                                                       2,675,000               2,634,875
Petro Stopping Centers, 9.0%, 2/15/2012 (d)                                10,155,000              10,205,775
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (d)                          5,565,000               5,898,900
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012                  8,200,000               7,954,000
PRIMEDIA, Inc.:
8.638%**, 5/15/2010 (d)                                                    10,750,000              11,233,750
8.875%, 5/15/2011 (d)                                                       9,275,000               9,715,562
Renaissance Media Group LLC, 10.0%, 4/15/2008                               5,805,000               5,746,950
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009 (d)           10,062,000              11,458,102
Restaurant Co., 11.25%, 5/15/2008                                           8,075,131               8,075,131
Schuler Homes, Inc., 10.5%, 7/15/2011 (d)                                   8,680,000               9,569,700
Simmons Bedding Co.:
144A, Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014                13,985,000               6,293,250
7.875%, 1/15/2014 (d)                                                       2,835,000               2,438,100
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012                                                             9,660,000               9,901,500
8.75%, 12/15/2011 (d)                                                      15,825,000              16,616,250
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013 (d)                     3,910,000               3,949,100
Toys "R" Us, Inc., 7.375%, 10/15/2018                                       7,075,000               5,730,750
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (d)                      16,225,000              15,839,656
TRW Automotive, Inc.:
11.0%, 2/15/2013 (d)                                                       11,308,000              13,004,200
11.75%, 2/15/2013                                                   EUR     2,285,000               3,221,449
United Auto Group, Inc., 9.625%, 3/15/2012                                  9,185,000               9,804,987
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                           2,803,000               2,971,180
Williams Scotsman, Inc., 9.875%, 6/1/2007 (d)                              14,153,000              14,223,765
Wynn Las Vegas LLC, 144A, 6.625%, 12/1/2014                                 6,560,000               6,379,600
XM Satellite Radio, Inc.:
Step-up Coupon, 0% to 12/31/2005, 14.0% to 12/31/2009                       9,711,291              10,026,908
12.0%, 6/15/2010                                                              447,000                 502,875
Young Broadcasting, Inc.:
8.75%, 1/15/2014 (d)                                                       10,215,000               9,040,275
10.0%, 3/1/2011 (d)                                                         2,380,000               2,261,000
                                                                                                -------------
                                                                                                  438,062,884

Consumer Staples 2.9%
Agrilink Foods, Inc., 11.875%, 11/1/2008 (d)                                3,575,000               3,695,656
Alliance One International, Inc.:
144A, 11.0%, 5/15/2012                                                      7,905,000               8,142,150
144A, 12.75%, 11/15/2012                                                    2,545,000               2,417,750
Del Laboratories, Inc., 144A, 8.0%, 2/1/2012                                3,670,000               3,156,200
Duane Reade, Inc., 9.75%, 8/1/2011 (d)                                      3,975,000               3,239,625
GNC Corp.:
8.5%, 12/1/2010                                                             2,895,000               2,316,000
144A, 8.625%, 1/15/2011                                                       685,000                 633,625
National Beef Packing Co., 10.5%, 8/1/2011 (d)                              2,340,000               2,228,850
North Atlantic Trading Co., 9.25%, 3/1/2012                                15,000,000              11,325,000
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013 (d)                          4,415,000               3,951,425
Rite Aid Corp., 11.25%, 7/1/2008 (d)                                        9,520,000              10,055,500
Swift & Co.:
10.125%, 10/1/2009                                                          6,710,000               7,313,900
12.5%, 1/1/2010                                                             1,631,000               1,820,604
Viskase Co., Inc., 11.5%, 6/15/2011                                         6,530,000               7,052,400
                                                                                                -------------
                                                                                                   67,348,685

Energy 4.9%
Belden &  Blake Corp., 8.75%, 7/15/2012 (d)                                 6,885,000               6,747,300
Chesapeake Energy Corp., 6.875%, 1/15/2016                                  1,080,000               1,125,900
CITGO Petroleum Corp., 6.0%, 10/15/2011                                     9,313,000               9,289,717
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (d)                                                        2,400,000               2,370,000
7.125%, 5/15/2018                                                           5,675,000               5,405,437
7.625%, 10/15/2026 (d)                                                      4,356,000               4,149,090
8.75%, 2/15/2012 (d)                                                        1,125,000               1,226,250
144A, 9.875%, 7/15/2010                                                     9,460,000              10,453,300
El Paso Production Holding Corp., 7.75%, 6/1/2013                           6,175,000               6,607,250
Key Energy Services, Inc., 6.375%, 5/1/2013                                 2,260,000               2,271,300
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                       9,570,000               9,474,300
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027                       7,900,000               6,912,500
Sonat, Inc., 7.0%, 2/1/2018                                                 3,675,000               3,426,938
Southern Natural Gas, 8.875%, 3/15/2010 (d)                                 7,530,000               8,259,868
Stone Energy Corp.:
6.75%, 12/15/2014                                                           4,690,000               4,561,025
8.25%, 12/15/2011                                                          11,130,000              11,658,675
Whiting Petroleum Corp.:
7.25%, 5/1/2012                                                               490,000                 502,250
7.25%, 5/1/2013                                                               765,000                 780,300
Williams Companies, Inc.:
8.125%, 3/15/2012 (d)                                                      13,636,000              15,476,860
8.75%, 3/15/2032                                                            4,207,000               5,053,659
                                                                                                -------------
                                                                                                  115,751,919

Financials 8.6%
AAC Group Holding Corp., 144A, Step-up Coupon,
0% to 10/1/2008, 10.25% to 10/1/2012                                        2,285,000               1,542,375
Affinia Group, Inc., 144A, 9.0%, 11/30/2014                                 9,630,000               8,089,200
Alamosa Delaware, Inc., Step-up Coupon,
0% to 7/31/2005, 12.0% to 7/31/2009 (d)                                     4,130,000               4,553,325
Alliance Mortgage Cycle Loan, 12.25%, 6/4/2010                              3,500,000               3,500,000
AmeriCredit Corp., 9.25%, 5/1/2009                                         16,912,000              18,011,280
Atlantic Mutual Insurance Co., 144A, 8.15%, 2/15/2028                       3,525,000               2,328,604
BF Saul Real Estate Investment Trust, (REIT), 7.5%, 3/1/2014                3,195,000               3,306,825
E*TRADE Financial Corp., 8.0%, 6/15/2011                                    7,258,000               7,639,045
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *                  1,589,049                       0
FINOVA Group, Inc., 7.5%, 11/15/2009                                       18,778,849               8,356,588
Ford Motor Credit Co., 7.25%, 10/25/2011 (d)                               10,930,000              10,517,589
FRD Acquisition Co., Series B, 12.5%, 7/15/2004 *                           2,450,000                       0
General Motors Acceptance Corp.:
4.13%**, 3/20/2007                                                          9,485,000               9,198,894
6.125%, 8/28/2007 (d)                                                       2,470,000               2,444,603
6.75%, 12/1/2014 (d)                                                        3,930,000               3,516,069
6.875%, 9/15/2011 (d)                                                       1,275,000               1,176,937
8.0%, 11/1/2031                                                            38,914,000              34,724,636
H&E Equipment/Finance, 11.125%, 6/15/2012                                   6,960,000               7,673,400
Neff Rental/Neff Finance Corp., 144A, 11.25%, 6/15/2012                     2,270,000               2,270,000
Poster Financial Group, Inc., 8.75%, 12/1/2011 (d)                          7,370,000               7,498,975
PXRE Capital Trust I, 8.85%, 2/1/2027                                       6,650,000               6,895,531
Qwest Capital Funding, Inc., 6.5%, 11/15/2018                               2,738,000               2,245,160
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012 (d)                        5,337,000               6,204,263
Radnor Holdings Corp., 11.0%, 3/15/2010 (d)                                10,966,000               7,484,295
Rafaella Apparel Group, Inc., 144A, 11.25%, 6/15/2011                       2,775,000               2,670,938
RC Royalty Subordinated LLC, 7.0%, 1/1/2018                                 6,050,000               4,961,000
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                         8,650,000               7,006,500
Triad Acquisition, 144A, 11.125%, 5/1/2013                                  4,595,000               4,652,438
UGS Corp., 10.0%, 6/1/2012                                                  8,820,000               9,790,200
Universal City Development, 11.75%, 4/1/2010                               11,305,000              12,972,487
                                                                                                -------------
                                                                                                  201,231,157

Health Care 1.8%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017                        4,475,000               4,519,750
Encore Medical Corp., 9.75%, 10/1/2012 (d)                                  2,395,000               2,323,150
Hanger Orthopedic Group, Inc., 10.375%, 2/15/2009 (d)                       3,320,000               3,062,700
HEALTHSOUTH Corp., 10.75%, 10/1/2008 (d)                                    8,818,000               9,170,720
InSight Health Services Corp., Series B, 9.875%, 11/1/2011                  6,315,000               4,925,700
Tenet Healthcare Corp.:
6.375%, 12/1/2011 (d)                                                          61,000                  58,103
144A, 9.25%, 2/1/2015                                                      18,705,000              19,406,437
                                                                                                -------------
                                                                                                   43,466,560

Industrials 12.2%
Aavid Thermal Technologies, Inc., 12.75%, 2/1/2007                         13,243,000              14,021,026
Allied Security Escrow Corp., 11.375%, 7/15/2011                            8,210,000               8,004,750
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011 (d)                                             14,641,000              13,689,335
Series B, 9.25%, 9/1/2012 (d)                                               8,501,000               9,181,080
American Color Graphics, 10.0%, 6/15/2010                                   6,820,000               4,910,400
Avondale Mills, Inc., 144A, 10.093%**, 7/1/2012                             6,745,000               6,340,300
Bear Creek Corp., 144A, 8.33%**, 3/1/2012                                   3,510,000               3,404,700
Beazer Homes USA, Inc.:
8.375%, 4/15/2012                                                           4,825,000               5,174,812
8.625%, 5/15/2011                                                           3,240,000               3,434,400
Browning-Ferris Industries:
7.4%, 9/15/2035                                                             9,233,000               7,940,380
9.25%, 5/1/2021                                                             3,665,000               3,710,812
Cenveo Corp., 7.875%, 12/1/2013 (d)                                         7,325,000               6,958,750
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                   12,155,000              12,580,425
Columbus McKinnon Corp., 10.0%, 8/1/2010 (d)                                4,795,000               5,202,575
Compression Polymers Corp.:
144A, 10.46%**, 7/1/2012                                                    2,500,000               2,500,000
144A, 10.5%, 7/1/2013                                                       4,970,000               4,970,000
Congoleum Corp., 8.625%, 8/1/2008 *                                         5,085,000               4,970,588
Cornell Companies, Inc., 10.75%, 7/1/2012                                   7,060,000               7,324,750
Dana Corp., 7.0%, 3/1/2029 (d)                                              7,945,000               6,940,792
Erico International Corp., 8.875%, 3/1/2012                                 2,845,000               2,887,675
Goodman Global Holding Co., Inc., 144A, 7.875%, 12/15/2012 (d)              5,625,000               5,203,125
HydroChem Industrial Services, Inc., 144A, 9.25%, 2/15/2013                 1,260,000               1,165,500
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                               13,661,000              14,890,490
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012                            7,040,000               7,620,800
Kansas City Southern:
7.5%, 6/15/2009                                                             2,470,000               2,550,275
9.5%, 10/1/2008                                                            15,540,000              16,938,600
Kinetek, Inc., Series D, 10.75%, 11/15/2006                                11,997,000              10,917,270
Laidlaw International, Inc., 10.75%, 6/15/2011                              7,960,000               9,326,573
Metaldyne Corp., 144A, 10.0%, 11/1/2013 (d)                                 7,375,000               6,047,500
Millennium America, Inc., 9.25%, 6/15/2008 (d)                             13,810,000              14,949,325
NTK Holdings, Inc., 144A, Step-up Coupon,
0% to 9/1/2009, 10.75% to 3/1/2014 (d)                                      6,215,000               2,921,050
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014                      6,205,000               7,135,750
Remington Arms Co., Inc., 10.5%, 2/1/2011 (d)                               3,637,000               3,436,965
Sea Containers Ltd., Series B, 10.75%, 10/15/2006                           1,185,000               1,196,850
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011                           4,881,000               4,124,445
Ship Finance International Ltd., 8.5%, 12/15/2013                          10,260,000               9,759,825
Technical Olympic USA, Inc.:
7.5%, 3/15/2011 (d)                                                         3,505,000               3,259,650
10.375%, 7/1/2012                                                          12,170,000              12,717,650
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                       4,890,000               5,537,925
United Rentals North America, Inc., 7.0%, 2/15/2014 (d)                    10,750,000              10,239,375
Xerox Capital Trust I, 8.0%, 2/1/2027                                       3,665,000               3,793,275
                                                                                                -------------
                                                                                                  287,879,768

Information Technology 2.3%
Activant Solutions, Inc.:
144A, 9.09%**, 4/1/2010                                                       835,000                 864,225
10.5%, 6/15/2011                                                            6,043,000               6,556,655
Eschelon Operating Co.:
8.375%, 3/15/2010                                                           1,425,000               1,239,750
8.375%, 3/15/2010                                                           2,000,000               1,740,000
Lucent Technologies, Inc.:
6.45%, 3/15/2029 (d)                                                       13,615,000              12,185,425
7.25%, 7/15/2006 (d)                                                        1,190,000               1,216,775
Sanmina-SCI Corp.:
144A, 6.75%, 3/1/2013 (d)                                                  17,405,000              16,621,775
10.375%, 1/15/2010                                                         10,224,000              11,348,640
Viasystems, Inc., 10.5%, 1/15/2011                                          2,455,000               2,258,600
                                                                                                -------------
                                                                                                   54,031,845

Materials 11.7%
Aqua Chemical, Inc., 11.25%, 7/1/2008                                       3,079,000               2,586,360
ARCO Chemical Co., 9.8%, 2/1/2020                                          24,696,000              27,659,520
Associated Materials, Inc., Step-up Coupon,
0% to 3/1/2009, 11.25% to 3/1/2014 (d)                                     17,345,000              11,014,075
Caraustar Industries, Inc., 9.875%, 4/1/2011 (d)                           15,487,000              15,603,152
Constar International, Inc.:
144A, 6.643%**, 2/15/2012                                                   3,150,000               3,008,250
11.0%, 12/1/2012 (d)                                                          850,000                 675,750
Dayton Superior Corp.:
10.75%, 9/15/2008                                                           5,490,000               5,709,600
13.0%, 6/15/2009 (d)                                                       11,185,000               9,842,800
Edgen Acquisition Corp., 144A, 9.875%, 2/1/2011                             4,040,000               3,918,800
GEO Specialty Chemicals, Inc., 144A, 11.62%, 12/31/2009                     5,781,000               6,127,860
Georgia-Pacific Corp.:
8.0%, 1/15/2024 (d)                                                        13,150,000              15,122,500
9.375%, 2/1/2013 (d)                                                        9,855,000              11,148,469
Hercules, Inc., 6.75%, 10/15/2029                                           5,925,000               5,747,250
Huntsman Advanced Materials LLC, 11.0%, 7/15/2010                           8,915,000              10,073,950
Huntsman International LLC, 10.125%, 7/1/2009                       EUR     4,363,000               5,477,879
Huntsman LLC, 11.625%, 10/15/2010 (d)                                      11,835,000              13,861,744
IMC Global, Inc.:
7.375%, 8/1/2018                                                            2,410,000               2,410,000
10.875%, 8/1/2013 (d)                                                       7,434,000               8,716,365
Intermet Corp., 9.75%, 6/15/2009 * (d)                                      1,025,000                 443,312
MMI Products, Inc., Series B, 11.25%, 4/15/2007                             7,166,000               7,076,425
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010                                                     12,784,000              13,870,640
144A, 13.0%, 9/30/2013                                                      6,432,827               6,368,499
NewPage Corp., 144A, 9.46%**, 5/1/2012 (d)                                  5,800,000               5,814,500
Omnova Solutions, Inc., 11.25%, 6/1/2010                                   12,845,000              13,487,250
Oregon Steel Mills, Inc., 10.0%, 7/15/2009 (d)                              3,590,000               3,868,225
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 * (d)                     11,866,780               5,933,390
Portola Packaging, Inc., 8.25%, 2/1/2012 (d)                                9,415,000               6,402,200
Rockwood Specialties Group, Inc.:
144A, 7.625%, 11/15/2014                                            EUR     5,180,000               6,331,262
10.625%, 5/15/2011                                                            820,000                 916,350
Sheffield Steel Corp., 11.375%, 8/15/2011                                   3,750,000               3,637,500
Texas Industries, Inc., 10.25%, 6/15/2011                                  10,525,000              12,195,844
TriMas Corp., 9.875%, 6/15/2012                                            15,728,000              13,211,520
UAP Holding Corp., Step-up Coupon,
0% to 1/15/2008, 10.75% to 7/15/2012 (d)                                    6,440,000               5,280,800
United States Steel Corp., 9.75%, 5/15/2010 (d)                             9,574,000              10,339,920
                                                                                                -------------
                                                                                                  273,881,961

Telecommunication Services 7.4%
AirGate PCS, Inc., 6.891%**, 10/15/2011                                     3,150,000               3,220,875
American Cellular Corp., Series B, 10.0%, 8/1/2011 (d)                      8,088,000               8,209,320
AT&T Corp.:
9.05%, 11/15/2011                                                           8,068,000               9,298,370
9.75%, 11/15/2031                                                           8,950,000              11,646,187
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (d)                                                        2,580,000               2,709,000
8.375%, 1/15/2014 (d)                                                      20,145,000              20,648,625
144A, 8.375%, 1/15/2014                                                       960,000                 984,000
Dobson Communications Corp., 8.875%, 10/1/2013                              4,080,000               3,733,200
Insight Midwest LP, 9.75%, 10/1/2009 (d)                                    3,530,000               3,657,962
LCI International, Inc., 7.25%, 6/15/2007                                   9,215,000               8,938,550
Level 3 Financing, Inc., 144A, 10.75%, 10/15/2011 (d)                       1,725,000               1,453,313
MCI, Inc., 8.735%, 5/1/2014                                                11,680,000              13,096,200
Nextel Communications, Inc.:
5.95%, 3/15/2014                                                            7,935,000               8,242,481
7.375%, 8/1/2015                                                           21,245,000              22,944,600
Nextel Partners, Inc., 8.125%, 7/1/2011 (d)                                 5,540,000               6,010,900
Northern Telecom Capital, 7.875%, 6/15/2026                                 1,204,000               1,204,000
Qwest Corp.:
144A, 6.671%**, 6/15/2013                                                   3,235,000               3,311,831
7.25%, 9/15/2025                                                            8,650,000               8,087,750
Qwest Services Corp.:
13.5%, 12/15/2010                                                          18,225,000              21,049,875
14.0%, 12/15/2014                                                           2,640,000               3,201,000
Rural Cellular Corp., 9.875%, 2/1/2010 (d)                                    565,000                 583,363
SBA Telecom, Inc., Step-up Coupon,
0% to 12/15/2007, 9.75% to 12/15/2011 (d)                                   1,821,000               1,675,320
Triton PCS, Inc., 8.5%, 6/1/2013 (d)                                        2,020,000               1,863,450
Ubiquitel Operating Co., 9.875%, 3/1/2011 (d)                               2,315,000               2,540,713
US Unwired, Inc., Series B, 10.0%, 6/15/2012 (d)                            4,396,000               4,890,550
Western Wireless Corp., 9.25%, 7/15/2013                                    1,135,000               1,292,481
                                                                                                -------------
                                                                                                  174,493,916

Utilities 7.0%
AES Corp., 144A, 8.75%, 5/15/2013                                          13,210,000              14,762,175
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012 (d)                                                 18,520,000              20,742,400
Series A, 144A, 10.25%, 11/15/2007                                          7,160,000               7,876,000
Series B, 144A, 13.0%, 11/15/2007                                           2,541,352               2,805,017
Calpine Corp.:
7.625%, 4/15/2006                                                           2,265,000               2,123,438
144A, 8.5%, 7/15/2010 (d)                                                  10,480,000               8,069,600
CMS Energy Corp.:
8.5%, 4/15/2011 (d)                                                         8,590,000               9,577,850
9.875%, 10/15/2007 (d)                                                     13,450,000              14,660,500
DPL, Inc., 6.875%, 9/1/2011                                                 7,280,000               7,862,400
Mission Energy Holding Co., 13.5%, 7/15/2008                               22,434,000              26,640,375
NorthWestern Corp., 144A, 5.875%, 11/1/2014                                 2,135,000               2,188,375
NRG Energy, Inc., 144A, 8.0%, 12/15/2013                                   18,614,000              19,637,770
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011                                                             7,555,000               8,234,950
10.0%, 10/1/2009                                                           13,233,000              14,854,042
Tenaska Alabama Partners LP, 144A, 7.0%, 6/30/2021                          4,215,000               4,267,688
                                                                                                -------------
                                                                                                  164,302,580


Total Corporate Bonds (Cost $1,871,932,556)                                                     1,820,451,275
                                                                                                -------------
Foreign Bonds - US$ Denominated 15.3%
Consumer Discretionary 2.4%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                     11,626,000              13,021,120
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                             8,380,000               9,092,300
Shaw Communications, Inc., 8.25%, 4/11/2010                                14,050,000              15,595,500
Telenet Group Holding NV, 144A, Step-up Coupon,
0% to 12/15/2008, 11.5% to 6/15/2014                                       12,170,000               9,462,175
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011                      1,015,000                 984,550
Vitro SA de CV, Series A, 144A, 11.75%, 11/1/2013 (d)                       8,275,000               6,909,625
                                                                                                -------------
                                                                                                   55,065,270
Consumer Staples 0.4%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                        7,285,000               8,031,713
Grupo Cosan SA, 144A, 9.0%, 11/1/2009                                       2,259,000               2,338,065
                                                                                                -------------
                                                                                                   10,369,778

Energy 2.5%
Luscar Coal Ltd., 9.75%, 10/15/2011                                         8,710,000               9,581,000
OAO Gazprom, 144A, 9.625%, 3/1/2013                                        11,095,000              13,605,244
Petroleum Geo-Services ASA, 10.0%, 11/5/2010 (d)                           26,019,187              29,141,489
Secunda International Ltd., 11.141%**, 9/1/2012                             5,515,000               5,377,125
                                                                                                -------------
                                                                                                   57,704,858

Financials 0.6%
Conproca SA de CV, 12.0%, 6/16/2010                                         3,585,000               4,427,475
Eircom Funding, 8.25%, 8/15/2013 (d)                                        5,886,000               6,386,310
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 (d)                                3,190,000               2,663,650
                                                                                                -------------
                                                                                                   13,477,435

Health Care 0.3%
Biovail Corp., 7.875%, 4/1/2010 (d)                                         7,485,000               7,653,413
                                                                                                -------------
Industrials 2.4%
CP Ships Ltd., 10.375%, 7/15/2012                                           8,090,000               9,060,800
Grupo Transportacion Ferroviaria Mexicana SA de CV:
144A, 9.375%, 5/1/2012 (d)                                                  7,575,000               7,878,000
10.25%, 6/15/2007                                                          15,840,000              16,948,800
12.5%, 6/15/2012                                                            5,819,000               6,808,230
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013                                6,037,000               6,761,440
LeGrand SA, 8.5%, 2/15/2025 (d)                                             4,660,000               5,638,600
Stena AB, 9.625%, 12/1/2012                                                 3,345,000               3,646,050
Supercanal Holding SA, 11.5%, 5/15/2005 *                                     441,000                  66,150
                                                                                                -------------
                                                                                                   56,808,070

Materials 3.2%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014                                 2,985,000               3,373,050
Cascades, Inc.:
7.25%, 2/15/2013                                                            8,550,000               8,357,625
144A, 7.25%, 2/15/2013                                                        600,000                 586,500
Crown Euro Holdings SA, 10.875%, 3/1/2013 (d)                               3,850,000               4,523,750
ISPAT Inland ULC, 9.75%, 4/1/2014                                           8,583,000               9,999,195
Rhodia SA, 8.875%, 6/1/2011 (d)                                            16,730,000              16,102,625
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                    220,000                 240,350
Tembec Industries, Inc.:
8.5%, 2/1/2011 (d)                                                         26,875,000              20,760,937
8.625%, 6/30/2009 (d)                                                      13,070,000              10,652,050
                                                                                                -------------
                                                                                                   74,596,082

Sovereign Bonds 0.7%
Dominican Republic, 144A, 9.04%, 1/23/2018                                  1,127,000               1,174,897
Federative Republic of Brazil, 8.875%, 10/14/2019                           4,353,000               4,614,180
Republic of Argentina, 8.28%, 12/31/2033 (d)                               12,159,718              11,186,941
Republic of Turkey, 7.25%, 3/15/2015                                           10,000                  10,300
Republic of Venezuela, 10.75%, 9/19/2013 (d)                                  155,000                 181,428
                                                                                                -------------
                                                                                                   17,167,746

Telecommunication Services 2.8%
Alestra SA de RL de CV, 8.0%, 6/30/2010                                     2,551,000               2,295,900
Axtel SA, 11.0%, 12/15/2013                                                 4,370,000               4,763,300
Embratel, Series B, 11.0%, 12/15/2008                                       3,812,000               4,336,150
Global Crossing UK Finance, 144A, 10.75%, 12/15/2014 (d)                    6,255,000               5,676,412
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *                       1,590,000               1,208,400
Intelsat Bermuda Ltd., 144A, 7.805%**, 1/15/2012                            3,845,000               3,912,288
Millicom International Cellular SA, 10.0%, 12/1/2013                       10,986,000              10,931,070
Mobifon Holdings BV, 12.5%, 7/31/2010 (d)                                  11,175,000              13,549,687
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010                      1,085,000               1,125,688
Nortel Networks Corp., 6.875%, 9/1/2023                                     2,945,000               2,753,575
Nortel Networks Ltd., 6.125%, 2/15/2006                                    16,030,000              16,130,187
                                                                                                -------------
                                                                                                   66,682,657

Total Foreign Bonds - US$ Denominated (Cost $360,838,681)                                         359,525,309
                                                                                                -------------
Foreign Bonds - Non US$ Denominated 1.7%
Consumer Discretionary 0.4%
IESY Repository GMBH, 144A, 8.75%, 2/15/2015                        EUR     4,180,000               4,729,628
Victoria Acquisition III BV, 144A, 7.875%, 10/1/2014                EUR     4,463,000               4,914,818
                                                                                                -------------
                                                                                                    9,644,446

Industrials 0.3%
Grohe Holdings GmbH, 144A, 8.625%, 10/1/2014                        EUR     4,773,000               5,357,281
                                                                                                -------------
Sovereign Bonds 1.0%
Mexican Bonds:
Series MI-10, 8.0%, 12/19/2013                                      MXN    81,547,000               6,992,041
Series MI-10, 9.5%, 12/18/2014                                      MXN    24,499,500               2,290,994
Republic of Argentina, 7.82%, 12/31/2033                            EUR    13,710,165              14,824,374
                                                                                                -------------
                                                                                                   24,107,409

Total Foreign Bonds - Non US$ Denominated (Cost $39,686,024)                                       39,109,136
                                                                                                -------------

Convertible Bonds 0.6%
Consumer Discretionary
DIMON, Inc., 6.25%, 3/31/2007                                               9,048,000               9,048,000
HIH Capital Ltd.:
144A, Series DOM, 7.5%, 9/25/2006                                           3,770,000               3,732,300
144A, Series EURO, 7.5%, 9/25/2006                                            655,000                 648,450
                                                                                                -------------
Total Convertible Bonds (Cost $12,816,281)                                                         13,428,750

Asset Backed 0.1%
Golden Tree High Yield Opportunities LP, "D1",
Series 1, 13.054%, 10/31/2007
(Cost $2,500,000)                                                           2,500,000               2,618,500
                                                                                                -------------

Other Investments 0.4%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029                               10,240,000               7,987,200
SpinCycle, Inc., "F" (Common Stock Unit)*                                       1,228                   1,351
SpinCycle, Inc., (Common Stock Unit)*                                         187,460                 206,206
                                                                                                -------------
Total Other Investments (Cost $8,756,019)                                                           8,194,757

                                                                               Shares                Value ($)
Common Stocks 0.3%
Catalina Restaurant Group, Inc.*                                               45,157                  72,251
GEO Specialty Chemicals, Inc.*                                                136,705               1,777,165
GEO Specialty Chemicals, Inc., 144A*                                           12,448                 186,720
IMPSAT Fiber Networks, Inc.*                                                  280,597               1,571,343
Oxford Automotive, Inc.*                                                    8,183,979               2,291,514
                                                                                                -------------
Total Common Stocks (Cost $17,724,671)                                                              5,898,993

Warrants 0.0%
Dayton Superior Corp., 144A*                                                      560                       6
DeCrane Aircraft Holdings, Inc., 144A*                                         16,090                       0
Destia Communications, Inc., 144A*                                             19,865                       0
TravelCenters of America, Inc.*                                                 1,993                     249
UIH Australia Pacific, Inc.*                                                   14,150                       0
                                                                                                -------------
Total Warrants (Cost $8,387)                                                                              255

Preferred Stocks 0.6%
Paxson Communications Corp., 14.25% (PIK)                                       1,140               7,354,624
TNP Enterprises, Inc., 14.5%, "D" (PIK)                                         5,624               6,369,180
                                                                                                -------------
Total Preferred Stocks (Cost $16,711,525)                                                          13,723,804

                                                                          Principal
                                                                          Amount ($)                Value ($)
                                                                          ----------                ---------

Loan Participations 1.2%
Anthony Crane Rental Corp.:
LIBOR plus 3.50%, 7.40%**, 7/22/2004                                        8,500,000               7,820,000
LIBOR plus 4.25%, 8.15%**, 7/20/2006                                        2,800,000               2,576,000
Citigroup Global (Severstal), 8.625%, 2/24/2009                             2,235,000               2,298,921
Intermet Corp., PRIME plus 3.25%, 9.0%**, 3/31/2009 (PIK)                  16,500,000              16,005,000
                                                                                                -------------
Total Loan Participations (Cost $28,133,280)                                                       28,699,921

                                                                             Shares                  Value ($)
                                                                             ------                  ---------
Securities Lending Collateral 17.6%
Scudder Daily Assets Fund Institutional, 3.19% (b)(e)
(Cost $414,253,862)                                                        414,253,862            414,253,862
                                                                                                -------------
Cash Equivalents 1.5%
Scudder Cash Management QP Trust, 3.14% (a)
(Cost $36,021,066)                                                         36,021,066              36,021,066
                                                                                                -------------

                                                                               % of
                                                                              Net Assets          Value ($)
                                                                              ----------          ---------

Total Investment Portfolio  (Cost $2,809,382,352)                               116.7           2,741,925,628
Other Assets and Liabilities, Net                                               -16.7            -391,809,255
                                                                                                -------------
Net Assets                                                                      100.0           2,350,116,373
                                                                                                ==============


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

The following table represents bonds that are in default.


                                                        Maturity        Principal                       Acquisition
Security                                      Coupon      Date         Amount ($)          Cost ($)     Value ($)
--------------------------------------------------------------------------------------------------------------------
Congoleum Corp.                                8.625 %   8/1/2008     5,085,000   USD        4,987,824    4,970,588
--------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp.                              13.68 %  7/15/2012     1,589,049   USD        1,589,049            0
--------------------------------------------------------------------------------------------------------------------
FRD Acquisition Co.                             12.5 %  7/15/2004     2,450,000   USD                0            0
--------------------------------------------------------------------------------------------------------------------
Grupo Iusacell SA de CV                         10.0 %  7/15/2004     1,590,000   USD          960,713    1,208,400
--------------------------------------------------------------------------------------------------------------------
Imperial Home Decor Group, Inc.                 11.0 %  3/15/2008    12,740,000   USD       12,246,351            0
--------------------------------------------------------------------------------------------------------------------
Intermet Corp.                                  9.75 %  6/15/2009     1,025,000   USD          420,250      443,312
--------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.                         12.0 % 10/15/2010    11,866,780   USD        8,040,263    5,933,390
--------------------------------------------------------------------------------------------------------------------
Supercanal Holding SA                           11.5 %  5/15/2005       441,000   USD           44,100       66,150
--------------------------------------------------------------------------------------------------------------------
                                                                                           $28,288,550  $12,621,840
--------------------------------------------------------------------------------------------------------------------

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Principal amount stated in US dollars unless otherwise noted.

(d) All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2005 amounted to $405,428,391 which is 17.3% of net assets.

(e)     Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

CDO: Collateralizes Debt Obligation

LIBOR: London InterBank Offer Rate

PIK: Denotes that all or a portion of the income is paid in kind.

PRIME:  Interest rate charged by banks to their most creditworthy customers.

REIT: Real Estate Investment Trust

As of June 30, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                                       Unrealized
                    Contracts                                                                         Appreciation
                    to Deliver                               In Exchange For            Date              (US$)
----------------------------------------------------------------------------------------------------------------------
EUR                  257,146        USD                          344,025              9/9/2005           32,007
----------------------------------------------------------------------------------------------------------------------
EUR                  570,530        USD                          769,238              9/9/2005           76,963
----------------------------------------------------------------------------------------------------------------------
EUR                 1,966,822       USD                        2,560,599              9/9/2005           174,081
----------------------------------------------------------------------------------------------------------------------
EUR                 1,975,120       USD                        2,557,054             9/27/2005           158,653
----------------------------------------------------------------------------------------------------------------------
EUR                  620,945        USD                          762,940             9/27/2005             8,922
----------------------------------------------------------------------------------------------------------------------
EUR                  475,650        USD                          577,996             9/27/2005               411
----------------------------------------------------------------------------------------------------------------------
EUR                 31,694,434      USD                       40,140,212            11/28/2005          1,557,194
----------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                           2,008,231
----------------------------------------------------------------------------------------------------------------------


                                                                               Unrealized
                                                                              Depreciation
               Contracts to Deliver     In Exchange For        Date              US($)
----------------------------------------------------------------------------------------------------------------------
MXN              99,332,287 USD              8,810,193       11/10/2005         (224,756)
----------------------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                   (224,756)
----------------------------------------------------------------------------------------------------------------------



Currency Abbreviation
--------------------------------------------------------------------------------
EUR            Euro                             USD        United States Dollar
--------------------------------------------------------------------------------
MXN            Mexican Peso
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Income Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder High Income Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005